Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, New York 10153

May 23, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20002
Attn: Ms. Mary Fraser

Re:  EpiCept Corporation
        Registration Statement on Form S-1
        File No. 333-139027

Dear Ms. Fraser:

     On behalf of our client, EpiCept Corporation (the “Company”), we are transmitting herewith via the EDGAR system for filing with the Securities and Exchange Commission Post-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form S-1 of the Company (File No. 333-139027), together with exhibits thereto (the “Registration Statement”).

     Set forth below in bold are each of the comments in the Staff’s letter of May 7, 2007. Immediately following each of the Staff’s comments is the Company’s response to that comment, including where applicable, a cross-reference to the location of changes made in response to the Staff’s comment. For your convenience, each of the numbered paragraphs below corresponds to the numbered comment in the Staff’s comment letter and includes the caption used in the comment letter.

1.	Please refer to the “Incorporation by Reference” section on page 72 of the registration statement. You have included the incorporation by reference language that is appropriate in a Form S-3 registration statement. Please revise it to eliminate any suggestion that you are incorporating subsequently filed documents, and that any information in a document incorporated by reference will “modify and supercede” the information included in the prospectus. Please refer to General Instruction VII to the Form S-1.

The Company acknowledges the Staff’s comment. We have revised the language contained on pp. 72 and 73 of the Registration Statement to clarify that only the documents listed in the “Incorporation by Reference” section are incorporated into the prospectus and only that information modifies and supercedes the disclosure currently contained in the prospectus.

2.	There are currently outstanding comments on your pending confidential treatment application filed on January 26, 2007. Those comments will need to be resolved prior to submission of any request for acceleration of effectiveness of this registration statement.

We submitted a revised request for confidential treatment with the Staff on Friday, May 11, 2007.

     If it would expedite the review of the information provided herein, please do not hesitate to call the undersigned at (212) 310-8910.

Sincerely yours,

/s/ ERIKA L. WEINBERG __________________________________
Erika L. Weinberg

cc: Alexander D. Lynch, Esq.
      John V. Talley
      Robert W. Cook